Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Short-term Debt

Short-term borrowings at March 31, 2013 and 2014 consist of the following:

	Yen in millions
	March 31
	2013	2014
Loans, principally from banks with average interest at March 31, 2013 and 2014 of 0.21% and 0.31% per annum, respectively	¥32,798	¥22,600

	¥32,798	¥22,600

Schedule of Long-term Debt Instruments

Long-term debt at March 31, 2013 and 2014 are comprised of the following:

	Yen in millions
	March 31
	2013	2014
Unsecured loans, representing obligations principally to banks and an insurance company
Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥73,925	—
Due 2014 to 2026 in 2014 with interest ranging from 0.00% to 6.80% per annum in 2014	—	¥77,804
Zero coupon convertible bonds due 2015 Convertible at ¥5,313 for one common share	100,247	95,891
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013 and 2014	65,000	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013 and 2014	15,000	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013 and 2014	20,000	20,000
Unsecured straight bonds due 2016 Interest at 0.21% per annum in 2014	—	50,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013 and 2014	100	100
Capital lease obligations
Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	5,627	—
Due 2014 to 2019 in 2014, with interest from 0.00% to 15.74% per annum in 2014	—	4,861

	279,899	328,656
Less—Bonds current portion due within one year	(100,247)	(100)
Less—Long-term debt current portion due within one year	(31,841)	(27,478)
Less—Capital lease obligation current portion due within one year	(1,540)	(1,667)

	¥146,271	¥299,411

Schedule of Maturities of Long-term Debt

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2015	¥29,245
2016	116,841
2017	81,153
2018	66,167
2019	137
2020 and thereafter	¥35,113

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments	Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2013	2014
Principal amount	¥100,000	¥95,750
Unamortized premium	247	141

Total	¥100,247	¥95,891